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November 14, 1995

Securities & Exchange Commission
450 5th Street, N.W.
Washington, DC  20549

RE:	Rule 24f-2 Notice for First American Funds, Inc.
	SEC File No.#2-74747


Ladies and Gentlemen:

Pursuant to Rule 24f-2 under the Investment Company
Act of 1940, you are hereby notified as follows:

(i)	the fiscal year of the Fund for which this Notice is
	 filed is the year ended September 30, 1995.

(ii)	the number of securities of the same class of the
	Fund which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 which remained unsold at the beginning of such fiscal year was:0.


(iii)	the number of securities of the Fund registered
	during such fiscal year other than pursuant to Rule
	24f-2 was: 0.

(iv)	the number of securities of the Fund sold during
	such fiscal year was: 21,523,030,591.

(v)	the number of securities of the Fund sold during
	such fiscal year in reliance upon registration pursuant to Rule 24f-2 was: 21,523,030,591.

This Notice is accompanied by an opinion of counsel as to whether the securities, the registration of which this Notice makes definite in number, were legally issued, fully paid and non-assessable as required by paragraphs (b) (1) (v) and (c), respectively, of Rule 24f-2.












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Securities and Exchange Commission
Page Two
November 14, 1995

*Pursuant to Rule 24f-2(c) the filing fee accompanying this Notice was calculated as follows:

	(a)	actual aggregate sale price of
		securities sold pursuant to
		Rule 24f-2 during fiscal year
		(paragraph (v) above):
                           $21,523,030,591

	(b)	reduced by the difference
		between:

		(1)	the actual aggregate re-
			demption price of
			securities of the Trust
			redeemed by the Trust
			during such fiscal year;
                                         $19,391,722,502

			and

		(2)	the actual aggregate re-
			demption price of such
			redeemed securities
			previously applied pursuant
			to Rules 24e-2(a) and 24e-1
			of the Act;
                                         0

	(c)	net sales
                      		$2,131,308,088

Fee calculated pursuant to Section 6(b) of
the Securities Act of 1933:		$426,261.62

This fee will be wired to the SEC's acct at Mellon Bank on November 14, 1995.


Very truly yours,

By:	/s/Stephen G Meyer

	Stephen G Meyer
	Controller








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November 14, 1995

Securities & Exchange Commission
450 5th Street, N.W.
Washington, DC  20549

Ladies and Gentlemen:

First American Funds, Inc. (the "Fund") is a corporation organized under the laws of the State of Minnesota.
The Fund is about to file a Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, for the purpose of making definite the number of shares ("Shares") which it has registered under the Securities Act of 1933, as amended, and which it sold during its fiscal year ended
September 30, 1995.

As counsel to SEI Financial Services Company, I have examined copies, either certified or otherwise proved to be genuine, the Fund's Articles of Incorporation and By-Laws, as now in effect, the minutes of meetings of its Directors and other documents relating to the Fund's organization and operation, as I have deemed necessary in rendering this opinion. I have been advised that during its fiscal year ended September 30, 1995, the Fund sold 21,523,030,591 Shares at an aggregate sales price of $21,523,030,591 and redeemed 19,391,722,502
Shares having an aggregate redemption price of $19,391,722,502. Based upon the foregoing, it is my opinion that:

	1.	The Fund has the ability to issue all of the authorized
shares approved by the Board, including those Shares now issued and outstanding. Under Minnesota law, such Shares which were issued and subsequently were redeemed by the Fund may be resold.





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Securities and Exchange Commission
Page Two
November 14, 1995




	2.	The 21,523,030,591  Shares sold
during the Fund's fiscal year ended September 30, 1995, the registration of which will be made definite by the filing of the accompanying Rule 24f-2 Notice, were legally issued, fully paid and non-assessable. I express no legal opinion with respect to compliance with the Securities Act of 1933, the Investment Company Act of 1940 or applicable state securities laws in connection with the sale of such Shares.



I hereby consent to this opinion accompanying the Rule
24f-2 Notice which the Fund is about to file with the Securities and Exchange Commission.

Very truly yours,


/s/ Kathryn L. Stanton
Kathryn L. Stanton, Esquire